Risk Management - Summary of Carrying Value of Residential Mortgages and Loans to Bank Clients (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	$ 24,406	$ 23,060
Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	21,584	20,536
Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	41	18
Loans to Bank clients [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	2,778	2,506
Loans to Bank clients [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	3
Insured [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	7,023	7,270
Insured [Member] | Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	7,015	7,264
Insured [Member] | Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	8	6
Uninsured [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	17,383	15,790
Uninsured [Member] | Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	14,569	13,272
Uninsured [Member] | Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	33	12
Uninsured [Member] | Loans to Bank clients [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	2,778	$ 2,506
Uninsured [Member] | Loans to Bank clients [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	$ 3